Cost of Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Costs and Expenses [Abstract]
Schedule of Cost of Revenues
	Six months ended June 30
	2023	2022
	USD in thousands

Salary and related expenses	392	-
Consultants and subcontractors	112	5
Operating costs not attributed to projects (mainly salary and related expenses)	628	878
	1,132	883